Investment Strategy - Rayliant Wilshire NxtGen International Equity ETF	Jan. 22, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes in securities that comprise the Underlying Index. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

Wilshire Indexes (the “Index Provider”) compiles, maintains, and calculates the Underlying Index in accordance with its guidelines and mandated procedures. In addition, further eligibility criteria such as liquidity, size, and nationality will be based upon the eligibility criteria contained within the methodologies for the FT Wilshire Global Equity Market Series.

The Underlying Index is composed of equity securities of issuers incorporated, headquartered in or with primary listings in one of twenty-three designated developed international countries (the “Eligible Countries”), which include Canada, Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Israel, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, United Kingdom, Australia, Hong Kong, Japan, new Zealand and Singapore. In cases where an issuer could reasonably be assigned to more than one country, the country assignment is based on an analysis of factors such as the issuer’s assets, revenues, domicile of directors and senior management, and corporate history and heritage.

Eligible securities generally include listed equity securities such as common shares, ordinary shares, and preferred shares. Securities must be exchange-listed to qualify for inclusion; securities trading solely over-the-counter and issuers that are subject to a U.S. sanctions program are not eligible.

For each Eligible Country, an index universe is established that consists of all eligible securities assigned to that country. These country universes are then aggregated to form the investable universe from which the Underlying Index is constructed.

The construction of the Underlying Index follows a three-step process: (i) estimation of risk-adjusted returns, (ii) estimation of the covariance matrix, and (iii) portfolio optimization.

i.	Risk-Adjusted Return Estimation. Stock-level expected risk-adjusted returns are estimated on a quarterly basis using machine-learning models that draw on more than one hundred fundamental and market characteristics. These characteristics span twelve factor categories, including accounting conservatism, default risk, growth, investment conservatism, issuance, liquidity, low risk, momentum, productivity, profitability, size, and value.

ii.	Covariance Matrix Estimation. A statistical factor model is applied to estimate the covariance matrix of stock returns. Factor returns are obtained through a principal component analysis (“PCA”) of daily stock returns over the prior twenty-four months. The analysis employs the top fifty principal components, which are designed to capture the most significant sources of common variation in security returns. A covariance matrix is a table that shows how each stock’s returns vary on their own and how they move together with every other stock, estimated from historical return data.

iii.	Mean–Tracking Error Optimization. The Underlying Index weights are determined using a mean–tracking error optimization framework. This process balances expected return with considerations of tracking error and portfolio turnover, subject to diversification and capacity constraints such as limits on security, industry, and country exposures. Securities that would otherwise receive immaterial weights are excluded, and their aggregate weights are redistributed on a pro rata basis among the remaining constituents.

The Underlying Index is reconstituted and rebalanced on a quarterly basis.